Related party disclosures	12 Months Ended
Dec. 31, 2024
Related party disclosures
Related party disclosures

28.Related party disclosures

Related party transactions not described elsewhere in these notes to the financial statements (see Note 18) are as follows:

Key management personnel compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive members of the Company’s board of directors, certain members of the executive committee and non - executive directors. For the years ended 31 December 2024 and 2023, key management personnel compensation comprised the following.

	Year ended 31 December
US$ thousand	2024	2023	2022

Short-term employee benefits	4,201	2,034	—
Post-employment benefits	122	27	—
Share-based payments	4,471	3,332	224
Total	8,794	5,393	224

Executive officers also participate in the Group’s share-based payments arrangement (see Note 20).

Related party transactions

(a) Transactions with Glencore

As part of the acquisition of CMPL from Glencore on 16 June 2023, Glencore received consideration of 10,000,000 newly issued ordinary shares at the redemption share price of $10 per share ($100,000 thousand worth). As a result, Glencore has a significant influence interest in the Company and is considered a related party in accordance with IAS 24 Related Party Disclosures.

Royalty Deed

Concurrently with closing of the Business Combination, a Royalty Deed between the Company, Glencore, and CMPL became effective, pursuant to which CMPL is required, on a quarterly basis, to pay to Glencore a royalty equal to 1.5% of Net Smelter Returns and grant security interests created as a result of the Royalty Deed. Net Smelter Returns are equal to the gross revenue minus permitted deductions for all marketable and metal-bearing copper material, in whatever form or state, that is mined, produced, extracted or otherwise recovered from the Royalty Area. Glencore has the right to transfer its interest in the Royalty Deed (subject to limited restrictions, and subject to a right of last refusal granted to CMPL) and the security created as a result of the Royalty Deed. For the year ended 31 December 2024, the Company has paid $4,870 thousand (2023: $1,067 thousand; 2022: $nil) in royalty.

Offtake Agreement

Concurrently with the closing of the Business Combination, the Company entered into a new Offtake Agreement with Glencore International AG (“GIAG”), the Switzerland - based parent entity of Glencore, to replace the existing offtake agreement. The Offtake Agreement is a LOM obligation, pursuant to which the Company is committed to selling all material to Glencore, and GIAG is committed to buying all Material. For the year ended 31 December 2024, the Group has recognized $328,802 thousand of copper sales (2023: $153,530 thousand; 2022: $nil) and $11,934 thousand of silver sales (2023: $5,469 thousand; 2022: $nil) for a total of $340,736 thousand (2023: $158,999 thousand; 2022: $nil) in revenue (net of tolling, refining and freight charges) from the offtake agreement, with a corresponding trade receivable balance recognized.

Transitional Service Agreement

MAC, CMPL and Glencore Australia Holdings Pty Ltd (“GAH”) executed a transitional services agreement under which GAH had agreed to provide the benefit of certain transitional services and group contract on-supply for a period post-closing of the Business Combination in order to assist CMPL to transition and operate the business on a standalone basis. The agreement was terminated on 7

28.Related party disclosures (continued)

(a)Transactions with Glencore (continued)

March 2024. GAH was paid a service fee in exchange for the performance of the services in accordance with the terms of the transitional services agreement. For the year ended 31 December 2024, the Company incurred $144 thousand (2023: $920 thousand; 2022: $nil) under the transitional service agreement, recognized as an administrative expense.

Fuel Supply arrangements for CMPL with Glencore Australia Oil Pty Ltd.

Glencore Australia Oil Pty Ltd (“Glencore Oil”) and CMPL were parties to a Bulk Fuel Supply Agreement dated 1 July 2022 which was terminated on 1 May 2024. Under the agreement Glencore Oil supplied ultra low sulfur diesel to CMPL. The agreement was governed by the laws of New South Wales and contained customary terms and conditions, including in relation to, (i) ordering and delivery, (ii) forecast usage, (iii) delivery, (iv) passage of tile, (v) quality and quantity, (vi) payment terms. For the year ended 31 December 2024, the Group incurred $3,231 thousand (2023: $2,450 thousand; 2022: $nil) under the agreement, recognized as a cost of goods sold.

Working Capital Loan

Pursuant to the terms of the Share Sale Agreement between MAL, MAC Australia (as “Buyer”) and Glencore Operations Australia (as “Seller”) dated 17 March 2022 (the “SSA”), as amended, the purchase price payable for acquisition of CMPL would be adjusted to account for CMPL’s net debt, working capital and tax debts in accordance with consideration adjustment mechanisms common for acquisitions of this nature. In connection with this consideration adjustment mechanism, the ‘Estimated Purchase Price’ payable by the Buyer to the Seller on completion of the SSA (which occurred 16 June 2023) would be reduced by an amount of $15,000 thousand and then the ‘Final Adjustment Amount’ payable by the Buyer to the Seller following preparation and agreement of necessary completion accounts would be increased by the same $15,000 thousand. The effect of this consideration payment adjustment mechanism was to retain $15,000 thousand within CMPL as an interest-free, working capital loan, utilized by the business immediately following completion of the SSA and repaid by the Buyer upon finalization of all consideration payments This working capital loan was fully repaid in February 2024.

Rehabilitation Bond Amendments

MAC, MAC Australia and Glencore have entered into various contractual arrangements relating to performance guarantees Glencore has provided the state of New South Wales regarding the equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with CMPL mining activities (refer Note 29).

As at 31 December 2024 the total value of the guarantees was AU$44,683 thousand (31 December 2023: $44,683). Whilst Glencore has provided the performance guarantees, MAC and MAC Australia will assume all liability if the guarantees are called on and will pay Glencore interest at a rate of 2.75% per annum up to 16 June 2024 and at a rate of 6.5% per annum up to 16 December 2024 and at a rate of 20% per annum afterwards on the amounts guaranteed by Glencore Operations Australia.

For the year ended 31 December 2024, the total interest paid or accrued was $1,623 thousand (2023: $317 thousand; 2022: $nil), recognized as an administrative expense.

(b)Share subscriptions and private placements

On 14 April 2023, Metals Acquisition Corp, MAC and certain investors entered into subscription agreements (the “Subscription Agreements”), pursuant to which such investors agreed to subscribe for an aggregate of 11,362,506 ordinary shares, par value $0.0001 per share, of the Company (the “Subscribed Shares”) at a purchase price of $10.00 per share, for an aggregate purchase price of $113,625 thousand in a private placement or placements (the “Private Placements”) which consummated immediately prior the consummation of the initial Business Combination. The private placement included related party transactions specified below:

28.Related party disclosures (continued)

(b)Share subscriptions and private placements (continued)

●	Michael James McMullen, Chief Executive Officer and a member of the board of directors of the Company, entered into a Subscription Agreement with an aggregate purchase price of $1,500 thousand. Katherine Crouse, spouse of Marthinus J. Crouse, former Chief Financial Officer of the Company, entered into a Subscription Agreement with an aggregate purchase price of $250 thousand. Patrice Ellen Merrin, director of the Company, entered into a Subscription Agreement with an aggregate purchase price of $50 thousand.
●	In connection with the Subscription Agreements, GMM agreed to transfer an aggregate of 517,500 shares of Class B common stock (Founder Shares converted to ordinary common stock on closing of the initial Business Combination) of the Company that it currently holds to certain investors who agreed to subscribe for a significant number of Subscribed Shares.
(c)	Related party promissory notes

On 25 October 2022, Metals Acquisition Corp issued an unsecured promissory note (“the October 2022 Note”) to the Sponsor, pursuant to which Metals Acquisition Corp borrowed the maximum of $300 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. The October 2022 Note had no interest and all unpaid principal under the October 2022 Note was due and payable in full the earlier of (i) 2 August 2023 and (ii) the consummation of the initial Business Combination.

On 21 December 2022, Metals Acquisition Corp issued an unsecured promissory note (the “December 2022 Note”) to the Sponsor pursuant to which Metals Acquisition Corp was eligible to borrow up to $1,255 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. The December 2022 Note had no interest and all unpaid principal under the December 2022 Note was due and payable in full on the earlier of (i) 2 August 2023 and (ii) the initial Business Combination.

During the year ended 31 December 2023, the Company fully repaid the principal under the October 2022 Note and December 2022 Note.

On 31 March 2023, Metals Acquisition Corp issued an unsecured non-convertible promissory note (the “March 2023 Note”) to the Sponsor pursuant to which Metals Acquisition Corp may borrow up to $340 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. The March 2023 Note had no interest and all unpaid principal under the Note was due and payable in full up the earlier of (i) 2 August 2023 and (ii) the acquisition of the CSA mine in the initial Business Combination. As of 31 December 2024 and 2023, there was no amount outstanding under the March 2023 Note.

(d)Working Capital Loans - Convertible Promissory Note from Related Party

To finance transaction costs in connection with the initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the officers and directors of Metals Acquisition Corp were permitted, but were not obligated to, loan funds (the “Working Capital Loans”). The loans were payable upon the initial Business Combination. Up to $1,500 thousand of such Working Capital Loans were convertible into Private Placement Warrants of the Company at a price of $1.50 of principal per warrant, at the option of the lender. Such warrants were identical to the Private Placement Warrants. There were no Working Capital Loans outstanding as at 31 December 2024 and 2023.

On 6 May 2022, Metals Acquisition Corp entered into a convertible promissory note agreement (the “2022 Sponsor Convertible Note”) with the Sponsor pursuant to which the Sponsor agreed to loan Metals Acquisition Corp up to an aggregate principal amount of $1,200 thousand. The 2022 Sponsor Convertible Note was non-interest bearing and payable on the earlier of (i) 2 August 2023, or (ii) the date on which the Company consummated the initial Business Combination. Up to $1,200 thousand of the 2022 Sponsor Convertible Note was convertible into warrants at a price of $1.50 of principal per warrant at the option of the Sponsor. The warrants were identical to the Private Placement Warrants; provided, however, that (i) the warrants were not subject to forfeiture in connection with the initial business combination and (ii) the warrants granted the holders the right to purchase one ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.

28.Related party disclosures (continued)

(d)Working Capital Loans - Convertible Promissory Note from Related Party (continued)

Concurrently with entering into the agreement, the Company borrowed $1,200 thousand against the 2022 Sponsor Convertible Note. On 24 May 2022, the Sponsor exercised the conversion option and converted the issued and outstanding loan balance of $1,200 thousand under the 2022 Sponsor Convertible Note into 800,000 Private Placement Warrants.

The 2022 Sponsor Convertible Note was accounted for as a financial liability with an embedded derivative in relation to the conversion option. On initial recognition, the gross proceeds were first allocated to the embedded derivative in the amount of $8 thousand with the residual amount allocated to the financial liability. Subsequent to initial recognition, the financial liability was measured at amortized cost and the embedded derivative was recorded at fair value through profit or loss. The financial liability and embedded derivative were extinguished on 24 May 2022 upon conversion of the promissory note to Private Placement Warrants. There were no outstanding amounts under the 2022 Sponsor Convertible Note as at 31 December 2024 and 2023.

On 9 January 2023, Metals Acquisition Corp issued an unsecured promissory note (the “2023 Sponsor Convertible Note”) to the Sponsor pursuant to which the Company borrowed $300 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. All unpaid principal under the 2023 Sponsor Convertible Note was due and payable in full on the earlier of (i) 2 August 2023, and (ii) the initial Business Combination (such earlier date, the “Maturity Date”).

Pursuant to the terms of the 2023 Sponsor Convertible Note, the Sponsor had the option, at any time on or prior to the Maturity Date, to convert any amounts outstanding under the 2023 Sponsor Convertible Note, up to $300 thousand in the aggregate, into warrants to purchase Class A ordinary shares of Metals Acquisition Corp, par value $0.0001 per share, at a conversion price of $1.50 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.

Concurrently upon the issuance of the 2023 Sponsor Convertible Note, on 9 January 2023, the Sponsor exercised its option to convert the issued and outstanding loan amount of $300 thousand under the 2023 Sponsor Convertible Note, resulting in the issuance of 200,000 Private Placement Warrants to the Sponsor.

There were no outstanding amounts under the 2023 Sponsor Convertible Note as at 31 December 2024 and 2023.

(e)Sponsor transfer consideration

On 16 June 2023, MAC paid $800 thousand to the Sponsor (relating to the transfer of Sponsor economics for the corporate benefit of MAC) where the Sponsor transferred 83,333 Founder Shares to BEP Special Situations VI LLC in connection with BEP Special Situations VI LLC agreeing to subscribe for 2,000,000 Ordinary Shares in the Initial PIPE Financing at $10.00 per share. The $800 thousand paid to the Sponsor was recognized as acquisition costs within administrative expenses.